OTHER LIABILITIES	12 Months Ended
Dec. 31, 2024
OTHER LIABILITIES
OTHER LIABILITIES
NOTE 20. OTHER LIABILITIES
Other liabilities consist of the following:

Other liabilities	December 31, 2024	December 31, 2023
In millions of COP
Payables(1)	3,547,341	4,746,323
Suppliers	1,840,622	1,653,424
Advances to obligations	1,373,401	1,199,509
Dividends(2)	873,598	870,846
Bonuses and short-term benefits(3)	676,967	734,916
Security contributions	559,038	524,741
Collection services(4)	480,202	820,393
Provisions(5)	439,095	401,111
Salaries and other labor obligations(3)	428,077	396,734
Deposits delivered as security(6)	378,767	795,628
Advances in leasing operations and loans	173,168	186,547
Deferred interests	106,058	217,507
Liabilities from contracts with customers(7)	68,040	60,128
Other financial liabilities	46,187	40,774
Total	10,990,561	12,648,581
(1)The decrease corresponds mainly to lower items with payment systems networks, mainly for payments through electronic systems (PSE).
(2)This relates to the last installment pending payment which is payable on January 2, 2025. See Consolidated Statement of Changes in Equity, distribution of dividends.
(3)For further information, see Note 19. Employee benefit plans (Bonuses and short-term benefits).
(4)The decrease is due to lower tax collections.
(5)See Note 21. Provisions and contingent liabilities.
(6)The variation is generated by the valuation of current operations with international counterparties. For more information See Note 5.2. Derivative financial instruments.
(7)See Note 25.3. Fees and commissions.